Trade and Other Receivables (Details) - Schedule of ageing analysis of unimpaired trade receivables - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables (Details) - Schedule of ageing analysis of unimpaired trade receivables [Line Items]
Trade receivables	$ 7,328,127	$ 4,252,926
Neither past due nor impaired [Member]
Trade and Other Receivables (Details) - Schedule of ageing analysis of unimpaired trade receivables [Line Items]
Trade receivables	5,452,577	3,863,994
Past due but not impaired 30-60 days [Member]
Trade and Other Receivables (Details) - Schedule of ageing analysis of unimpaired trade receivables [Line Items]
Trade receivables	612,213	113,814
Past due but not impaired 60-90 days [Member]
Trade and Other Receivables (Details) - Schedule of ageing analysis of unimpaired trade receivables [Line Items]
Trade receivables	788,516	200,443
Past due but not impaired 90-120 days [Member]
Trade and Other Receivables (Details) - Schedule of ageing analysis of unimpaired trade receivables [Line Items]
Trade receivables	77,116	61,219
Past due but not impaired >120 days [Member]
Trade and Other Receivables (Details) - Schedule of ageing analysis of unimpaired trade receivables [Line Items]
Trade receivables	$ 397,705	$ 13,456